Intangibles	12 Months Ended
Dec. 31, 2014
Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

11. Intangibles

				December 31, 2014
	Cost	Accumulated amortization	Net book value	Additions (including adjustments as applicable)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$223,510	$168,041	$55,469	$4,300	5.00
Customer lists	182,233	97,564	84,669	13,225	6.57
Non-competition agreements	11,249	6,958	4,291	578	5.00
Transfer station permits	25,119	7,527	17,592	-	-
Trade-names	12,060	8,152	3,908	124	1.00
	$454,171	$288,242	$165,929	$18,227

				December 31, 2013
	Cost	Accumulated amortization	Net book value	Additions (including adjustments as applicable)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$235,369	$160,847	$74,522	$74	5.00
Customer lists	243,961	131,112	112,849	1,241	7.50
Non-competition agreements	11,171	4,919	6,252	(315)	3.50
Transfer station permits	27,708	6,973	20,735	-	-
Trade-names	12,598	6,878	5,720	-	-
	$530,807	$310,729	$220,078	$1,000

Adjustments to the fair value of certain assets, occurring in the measurement period, and acquired in the prior year, resulted in no adjustment for the year ended December 31, 2014 (2013 - $400 decrease to non-competition agreements).

During the year, certain customer lists recorded in the Company’s northeast segment were determined to be impaired as a result of current and projected operating losses. Accordingly, a $3,463 impairment loss was recorded to amortization expense in the statement of operations and comprehensive income or loss for the year ended December 31, 2014.

During the prior year, a Canadian transfer station permit revocation requested by the Company was granted by the Ontario Ministry of the Environment. In conjunction with the revocation, the transfer station permit recorded to intangible assets was immediately impaired. Accordingly, a $4,074 impairment loss was recorded to amortization expense in the statement of operations and comprehensive income or loss for the year ended December 31, 2013.

Intangible assets are expected to amortize in the next five years and thereafter as follows:

2015	$40,848
2016	35,940
2017	31,546
2018	18,412
2019	12,770
Thereafter	26,413
$165,929